NOTE 6 - EQUIPMENT (Detail) (USD $)	12 Months Ended		60 Months Ended
	Dec. 13, 2011	Dec. 13, 2010	Dec. 13, 2011
Depreciation, Depletion and Amortization	$ 85,296	$ 14,127	$ 107,311